Investments in Associates	12 Months Ended
Jun. 30, 2022
Interest in Other Entities [Abstract]
Investments in Associates	Investments in associates
Critical accounting estimates and judgements
The investments in associates are evaluated for impairment by comparing the entire carrying value of the investment (including loans to associates and preference shares) to the recoverable amount, which is the higher of value in use or fair value less costs to sell. Discounted cash flow models are used to calculate the net present value of the investments. The cash flows in the models include expected interest and capital payments on loans, dividends, redemption amounts and proceeds on disposal.

(a)    Harmony acquired a 32.40% interest in Pamodzi on 27 February 2008, initially valued at R345 million. Pamodzi was listed on the JSE and had interests in operating gold mines in South Africa. Pamodzi was placed in liquidation in March 2009. As at 30 June 2022, to the best of our knowledge, the liquidation process has not been concluded. Refer to note 18(a) for details of the loan and provision of impairment of the loan.

(b)    Rand Refinery provides precious metal smelting and refining services in South Africa. Harmony holds a 10.38% share in Rand Refinery. This investment is a strategic investment for the group as Rand Refinery is the only company that provides such services in South Africa. Although the group holds less than 20% of the equity shares of Rand Refinery, the group is able to exercise significant influence by virtue of having a right to appoint a director on the board. Through the 10.38% shareholding and the right to appoint a director on the board, the investment has been accounted for as an associate.

In December 2014, Rand Refinery drew down on a shareholder's loan of which Harmony's portion thereof was R120 million. Following an amended loan agreement signed in June 2017, the loan was converted into cumulative redeemable preference shares of no par value. The preference shares have been fully redeemed in the 2021 financial year.

Rand Refinery has a 31 August financial year-end.
The movement in the investments in associates during the year is as follows:

	SA Rand
Figures in million	2022	2021
Balance at beginning of year	126	146
Redemption of preference shares	—	(36)
Dividend received	(64)	(67)
Share of profit in associate	63	83
Balance at end of year	125	126